Shareholders’ Equity (Details) - USD ($)				12 Months Ended
	Nov. 26, 2024	Apr. 11, 2023	Jan. 11, 2023	Sep. 30, 2025	Mar. 10, 2025	Sep. 30, 2024
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 500,000	$ 50,000
Divided authorized shares		500,000	50,000
Divided per shares (in Dollars per share)		$ 1	$ 1
Share issued value (in Dollars)				$ 3,725,261
Ordinary shares, par value (in Dollars per share)					$ 0.001
share capital (in Dollars)					$ 2,000,000
HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)			$ 1
Share issued value (in Dollars)		$ 19,999
Ordinary shares, issued					8,500,000
Ordinary shares, outstanding					8,500,000
Ordinary shares, authorized					8,500,000
HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)		$ 1
Share issued			1
Ordinary shares, issued		20,000
Ordinary shares, outstanding		20,000
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Divided authorized shares		1,000
Ordinary shares, issued		20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary shares, authorized		500,000,000
Ordinary shares [Member] | HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Issued of ordinary shares		19,999
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued				17,225,000		17,225,000
Ordinary shares, outstanding				17,225,000		17,225,000
Ordinary shares, par value (in Dollars per share)				$ 0.001		$ 0.001
Ordinary shares, authorized				1,900,000,000		1,900,000,000
shares authorized but unissued					1,882,775,000
Class A Ordinary Shares [Member] | HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized					1,900,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued				8,500,000		8,500,000
Ordinary shares, outstanding				8,500,000		8,500,000
Ordinary shares, par value (in Dollars per share)				$ 0.001		$ 0.001
Ordinary shares, authorized				100,000,000		100,000,000
shares authorized but unissued					91,500,000
Class B Ordinary Shares [Member] | HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.001
Ordinary shares, authorized					100,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)	$ 4
Ordinary shares, par value (in Dollars per share)	$ 0.001
Gross proceeds (in Dollars)	$ 5,750,000
IPO [Member] | Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Offering shares	1,437,500